IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
In-process research and development	$ 117,388	$ 117,388
Deferred tax liability	28,082	30,198
I M M 60 I O X Melanoma Lung Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	84,213	84,213
IMM 65 IOX Ovarian/Prostate Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	32,997	32,997
Oncomer Saugatuck DNA Aptamers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	$ 178	$ 178